Equity - Other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in equity [Line Items]
Equity	$ 58,231,628	$ 57,107,780	$ 48,215,699	$ 43,560,501
Other comprehensive income
Disclosure of changes in equity [Line Items]
Foreign currency translation	10,265,398	10,235,891	7,706,623
Cash flow hedge with derivative instruments	3,689	(30,962)	6,942
Cash flow hedges for future exports	(135,748)	(374,079)	159,295
Actuarial gain on defined benefit plans	(2,357,210)	(557,381)	(553,091)
Hedge of a net investment in a foreign operation	(1,130,583)	(1,069,316)	(97,362)
Others	1,114	176,608	176,608
Equity	$ 6,646,660	$ 8,380,761	$ 7,399,015	$ 9,222,710